Consolidating financial information - Statement of comprehensive income (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidating financial information
Profit for the year		£ 3,800	£ 2,151	£ 1,508
Items that do not qualify for reclassification
- contributions in preparation for ring-fencing (1)	[1]		(2,053)
- other movements		(142)	86	90
(Loss)/profit on fair value of credit in financial liabilities designated at fair value through profit or loss due to own credit risk		(189)	200	(126)
Fair value through other comprehensive income (FVOCI) financial assets		(71)	48
Tax		28	502	(10)
Total - Items that do not qualify for reclassification		(374)	(1,217)	(46)
Items that do qualify for reclassification
Fair value through other comprehensive income (FVOCI) financial assets		(14)	7	26
Cash flow hedges		294	(581)	(1,069)
Currency translation		(1,836)	310	100
Tax		(170)	189	256
Total - Items that do qualify for reclassification		(1,726)	(75)	(687)
Other comprehensive loss after tax		(2,100)	(1,292)	(733)
Total comprehensive income/(loss) for the year		1,700	859	775
Total comprehensive income/(loss) attributable to:
Ordinary shareholders		1,044	305	2
Preference shareholders		39	182	234
Paid-in equity holders		367	355	487
Non-controlling interests		250	17	52
Consolidation adjustments
Consolidating financial information
Profit for the year		(516)	(3,243)	800
Items that do not qualify for reclassification
Fair value through other comprehensive income (FVOCI) financial assets			(2)
Total - Items that do not qualify for reclassification			(2)
Items that do qualify for reclassification
Fair value through other comprehensive income (FVOCI) financial assets		(9)	(462)	315
Cash flow hedges		(30)	(332)	(417)
Currency translation		(2,546)	2,630	(373)
Tax		(92)	128	105
Total - Items that do qualify for reclassification		(2,677)	1,964	(370)
Other comprehensive loss after tax		(2,677)	1,962	(370)
Total comprehensive income/(loss) for the year		(3,193)	(1,281)	430
Total comprehensive income/(loss) attributable to:
Ordinary shareholders		(3,065)	(1,401)	374
Paid-in equity holders		(375)		4
Non-controlling interests		247	120	52
RBSG plc
Consolidating financial information
Profit for the year		2,728	2,491	1,377
Items that do qualify for reclassification
Cash flow hedges		(21)	78	(204)
Tax		5	(15)	38
Total - Items that do qualify for reclassification		(16)	63	(166)
Other comprehensive loss after tax		(16)	63	(166)
Total comprehensive income/(loss) for the year		2,712	2,554	1,211
Total comprehensive income/(loss) attributable to:
Ordinary shareholders		2,306	2,017	494
Preference shareholders		39	182	234
Paid-in equity holders		367	355	483
NWM Plc
Consolidating financial information
Profit for the year		(269)	(305)	(983)
Items that do not qualify for reclassification
- contributions in preparation for ring-fencing (1)			(53)
- other movements		(49)	(9)	4
(Loss)/profit on fair value of credit in financial liabilities designated at fair value through profit or loss due to own credit risk		(71)	121	(68)
Fair value through other comprehensive income (FVOCI) financial assets		(164)	22
Tax		32	(24)	(18)
Total - Items that do not qualify for reclassification		(252)	57	(82)
Items that do qualify for reclassification
Fair value through other comprehensive income (FVOCI) financial assets		20	(339)	52
Cash flow hedges		28	223	(424)
Currency translation		(32)	168	(22)
Tax		(4)	36	93
Total - Items that do qualify for reclassification		12	88	(301)
Other comprehensive loss after tax		(240)	145	(383)
Total comprehensive income/(loss) for the year		(509)	(160)	(1,366)
Total comprehensive income/(loss) attributable to:
Ordinary shareholders		(569)	(160)	(1,366)
Paid-in equity holders		60
Subsidiaries
Consolidating financial information
Profit for the year		1,857	3,208	314
Items that do not qualify for reclassification
- contributions in preparation for ring-fencing (1)			(2,000)
- other movements		(93)	95	86
(Loss)/profit on fair value of credit in financial liabilities designated at fair value through profit or loss due to own credit risk		(118)	79	(58)
Fair value through other comprehensive income (FVOCI) financial assets		93	28
Tax		(4)	526	8
Total - Items that do not qualify for reclassification		(122)	(1,272)	36
Items that do qualify for reclassification
Fair value through other comprehensive income (FVOCI) financial assets		(25)	808	(341)
Cash flow hedges		317	(550)	(24)
Currency translation		742	(2,488)	495
Tax		(79)	40	20
Total - Items that do qualify for reclassification		955	(2,190)	150
Other comprehensive loss after tax		833	(3,462)	186
Total comprehensive income/(loss) for the year		2,690	(254)	500
Total comprehensive income/(loss) attributable to:
Ordinary shareholders		2,372	(151)	£ 500
Paid-in equity holders		315
Non-controlling interests		£ (3)	£ (103)

[1]	On 17 April 2018 RBS Group agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NWM Plc could not continue to be a participant in the Main section and separate arrangements were required for its employees. Under the MoU, NWB Plc made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in covenant. Also under the MoU, NWM Plc made a £53 million contribution to the NWM section in Q1 2019